Financial and capital risks management (Credit risk) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥) kWh
Financial and capital risks management [line items]
Minimum monthly consumption of electricity of retail customer | kWh	2,000
Government of Pakistan [member]
Financial and capital risks management [line items]
Risk of default	0.03%
CPPA-G [member]
Financial and capital risks management [line items]
ECLs relating to the finance lease receivables recognised during the year | ¥	¥ 3,090